UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2012

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2012

www.plumbfunds.com

PLUMB FUNDS
March 31, 2012

Dear Fellow Shareholders:

We are pleased to present you the fifth Annual Report of the Plumb Funds.  The Funds commenced operations May 24, 2007, in a very challenging investment environment.  The fiscal year ended March 31, 2012, continued the third year of recovery for US stock markets, and both the Plumb Balanced Fund and the Plumb Equity Fund provided shareholders positive returns, with the Funds up 4.87% and 2.88%, respectively, for the past 12 months.  For the last three years, the average annual return has been 15.31% for the Plumb Balanced Fund and 17.57% for the Plumb Equity Fund. Since inception (5/24/2007), the Plumb Balanced Fund and Plumb Equity Fund have averaged annual returns of 0.28% and -1.44%, respectively.  The Balanced Fund’s Gross Expense Ratio as noted in the prospectus dated August 1, 2011 was 1.57%.  The Equity Fund’s Gross Expense Ratio as noted in the prospectus dated August 1, 2011 was 1.86%.

Performance data quoted represents past performance and does not guarantee future results.  Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost.  Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

The Funds’ performance should be reviewed in the light of the markets that they operate in.  For the last one year, three years, and since the Funds’ inception, the U.S. stock market has had average annual returns of 8.54%, 23.42% and 0.78%, as measured by the total return of the S&P 500. The broader international markets, as measured by the MSCI EAFE Index, have averaged -8.76%, 13.72% and -7.31% during those periods, while the Barclays Capital Intermediate Government/Credit Bond Index was up 6.09%, 5.88% and 5.86% for the same time frames.

Our investment approach is to seek out good quality, growing companies trading at reasonable prices.  In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the volatility of the stock market and to provide an income component to our total return objective.  With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective.  In fact, at times, the dividend yield on high quality blue-chip stocks exceeded the yield of ten-year U.S. Treasury Bonds. In this environment, we have added income generating securities that may have an equity component to the Balanced Fund’s overall asset mix. Convertible bonds, REITs, and publicly traded partnerships are examples of generally higher yielding securities that combine capital appreciation potential with the potential for high current income yields.

Absolute and relative investment returns typically are influenced by the markets we operate in, our allocation to the sectors within the market, and our individual security selection.  With the S&P 500 up more than 8% and the EAFE down close to 9% over the last year, our international exposure substantially dampened our equity return.  In addition, our relative over-weight in the energy sector provided a headwind to our relative returns over the last year, while our stock selection in information technology improved our relative performance.

The largest individual contributors to our investment return over the last year were Visa, Discover Financial Services, and Apple.  In the Balanced Fund,

PLUMB FUNDS

individual bond selections of convertible securities in RTI International Metals, NASDAQ Group, and Linear Technology Corporation, as well as the recovery in our corporate debt instruments, including Lorillard, CVS Caremark, and Lending Processing Services, led our overall fixed income performance.

We believe that the Funds’ investments are positioned to potentially benefit from an improving worldwide economic environment while seeking to protect us from a rising interest rate scenario.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell its shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. You cannot invest directly in an index.

The Funds may indirectly invest in commodities such as gold and silver, which involve additional risks, such as the possibility for substantial price fluctuations over a short period of time.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
March 31, 2012 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 – March 31, 2012).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2012 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2011 to
	October 1, 2011	March 31, 2012	March 31, 2012
Actual	$1,000.00	$1,176.80	$6.80
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.75	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2011 to
	October 1, 2011	March 31, 2012	March 31, 2012
Actual	$1,000.00	$1,230.60	$7.81
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
 from inception of May 24, 2007 to March 31, 2012

Average Annual Rate of Return
Periods ended March 31, 2012			Since Inception
	1 Year	3 Year	of May 24, 2007
Plumb Balanced Fund	4.87%	15.31%	0.28%
Barclays Capital Intermediate
Government/Credit Bond Index	6.09%	5.88%	5.86%
MSCI EAFE Index	-8.76%	13.72%	-7.31%
S&P 500 Index	8.54%	23.42%	0.78%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.  Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The MSCI EAFE Index is an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.  You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
 from inception of May 24, 2007 to March 31, 2012

Average Annual Rate of Return
Periods ended March 31, 2012			Since Inception
	1 Year	3 Year	of May 24, 2007
Plumb Equity Fund	2.88%	17.57%	-1.44%
S&P 500 Index	8.54%	23.42%	0.78%
MSCI EAFE Index	-8.76%	13.72%	-7.31%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.  Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index is an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.  You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2012
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of March 31, 2012
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012

	Shares	Value
COMMON STOCKS – 62.80%
Beverage and Tobacco Product Manufacturing – 1.73%
PepsiCo, Inc.	13,000	$862,550

Chemical Manufacturing – 7.08%
Abbott Laboratories	20,000	1,225,800
Air Products & Chemicals, Inc.	6,900	633,420
E.I. du Pont de Nemours and Company	11,000	581,900
Johnson & Johnson	12,000	791,520
Merck & Company, Inc.	8,000	307,200
		3,539,840
Computer and Electronic Product Manufacturing – 7.51%
Apple, Inc. (a)	2,700	1,618,569
Cisco Systems, Inc.	35,000	740,250
ION Geophysical Corporation (a)	100,000	645,000
Microchip Technology, Inc.	20,000	744,000
		3,747,819
Couriers and Messengers – 1.13%
United Parcel Service, Inc. – Class B	7,000	565,040

Credit Intermediation and Related Activities – 4.90%
Citigroup, Inc.	10,000	365,500
Discover Financial Services	19,000	633,460
JPMorgan Chase & Company	20,000	919,600
Visa, Inc. – Class A	4,500	531,000
		2,449,560
Electrical Equipment, Appliance, and
Component Manufacturing – 1.15%
Emerson Electric Company	11,000	573,980

Food Services and Drinking Places – 0.98%
McDonald’s Corporation	5,000	490,500

Health and Personal Care Stores – 2.38%
Express Scripts, Inc. (a)	22,000	1,191,960

Insurance Carriers and Related Activities – 3.68%
Old Republic International Corporation	80,000	844,000
WellPoint, Inc.	13,500	996,300
		1,840,300

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Machinery Manufacturing – 2.71%
General Electric Company	67,600	$1,356,732

Merchant Wholesalers, Nondurable Goods – 2.88%
The Procter & Gamble Company	11,000	739,310
Universal Corporation	15,000	699,000
		1,438,310
Miscellaneous Manufacturing – 1.43%
3M Company	8,000	713,680

Oil and Gas Extraction – 0.46%
ATP Oil & Gas Corporation (a)	30,710	225,719

Other Information Services – 1.92%
Google Inc. (a)	1,500	961,860

Petroleum and Coal Products Manufacturing – 6.40%
BP PLC – ADR	24,000	1,080,000
Chevron Corporation	6,000	643,440
ConocoPhillips	12,000	912,120
Exxon Mobil Corporation	6,500	563,745
		3,199,305
Pipeline Transportation – 1.81%
TransCanada Corporation (b)	21,000	903,000

Printing and Related Support Activities – 0.44%
Quad/Graphics, Inc.	16,000	222,400

Professional, Scientific, and Technical Services – 1.86%
Global Geophysical Services, Inc. (a)	87,527	928,661

Publishing Industries – 2.75%
Microsoft Corporation	30,000	967,500
Oracle Corporation	14,000	408,240
		1,375,740
Support Activities for Mining – 1.75%
Ensco PLC – ADR	16,500	873,345

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications – 1.99%
Vodafone Group PLC – ADR	36,000	$996,120

Transportation Equipment Manufacturing – 4.55%
General Motors Company (a)	28,000	718,200
Johnson Controls, Inc.	30,000	974,400
Visteon Corporation (a)	11,000	583,000
		2,275,600
Utilities – 1.31%
Siemens AG – ADR	6,500	655,460

TOTAL COMMON STOCKS
(Cost $25,918,345)		31,387,481

PUBLICLY TRADED PARTNERSHIPS – 0.57%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.57%
Fortress Investment Group, LLC – Class A	80,000	284,800

TOTAL PUBLICLY TRADED PARTNERSHIPS
(Cost $474,119)		284,800

PREFERRED SECURITIES – 2.75%
Oil and Gas Extraction – 2.75%
ATP Oil & Gas Corporation, Series B
8.000%	25,000	1,375,000

TOTAL PREFERRED SECURITIES
(Cost $1,384,324)		1,375,000

EXCHANGE-TRADED FUNDS – 1.34%
Funds, Trusts, and Other Financial Vehicles – 1.34%
Market Vectors Oil Service (a)	16,500	670,230

TOTAL EXCHANGE-TRADED FUNDS
(Cost $666,716)		670,230

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Principal
	Amount	Value
CONVERTIBLE BONDS – 1.57%
Computer and Electronic Product Manufacturing – 1.07%
Linear Technology Corporation
3.000%, 05/01/2027	$500,000	$534,375

Specialty Trade Contractors – 0.50%
Transocean, Inc., Series C
1.500%, 12/15/2037 (b)	250,000	248,750

TOTAL CONVERTIBLE BONDS
(Cost $761,738)		783,125

CORPORATE BONDS – 25.21%
Administrative and Support Services – 1.05%
Lender Processing Services, Inc.
8.125%, 07/01/2016	500,000	525,000

Computer and Electronic Product Manufacturing – 0.99%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	495,085

Credit Intermediation and Related Activities – 2.14%
Block Financial LLC
7.875%, 01/15/2013	500,000	522,034
Zions Bancorporation
7.750%, 09/23/2014	500,000	547,810
		1,069,844
Funds, Trusts, and Other Financial Vehicles – 2.69%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	533,819
Hospitality Properties Trust
6.750%, 02/15/2013	800,000	811,078
		1,344,897
Health and Personal Care Stores – 0.69%
CVS Pass-Through Trust
6.943%, 01/10/2030	299,323	345,381

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Insurance Carriers and Related Activities – 0.98%
Prudential Financial, Inc.
5.500%, 09/15/2019	$500,000	$489,744

Merchant Wholesalers, Nondurable Goods – 1.18%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	588,413

Oil and Gas Extraction – 2.18%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	513,734
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	574,375
		1,088,109
Paper Manufacturing – 1.08%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	539,324

Petroleum and Coal Products Manufacturing – 1.11%
Owens Corning
6.500%, 12/01/2016	500,000	556,048

Primary Metal Manufacturing – 1.00%
ArcelorMittal
4.500%, 02/25/2017 (b)	500,000	502,008

Professional, Scientific, and Technical Services – 1.56%
Computer Sciences Corporation
5.500%, 03/15/2013	750,000	780,000

Rental and Leasing Services – 1.10%
Netflix, Inc.
8.500%, 11/15/2017	500,000	547,500

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 5.97%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	$500,000	$509,105
1.553%, 07/29/2013 (c)	1,000,000	998,000
Morgan Stanley
3.006%, 05/14/2013 (c)	500,000	503,941
5.000%, 08/31/2025 (c)	500,000	494,269
5.000%, 08/19/2025 (c)	500,000	480,304
		2,985,619

Support Activities for Mining – 1.11%
Noble Holding International Limited
7.375%, 3/15/2014 (b)	500,000	554,901

Utilities – 0.38%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	190,427

TOTAL CORPORATE BONDS
(Cost $12,326,288)		12,602,300

U.S. GOVERNMENT AGENCY ISSUES – 2.00%
Federal Home Loan Bank
0.250%, 08/09/2013	1,000,000	999,499

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $999,455)		999,499

MUNICIPAL BONDS – 0.48%
West Virginia State Job Investment Trust Board –
Series 2003B
0.000%, 06/12/2013 (a)	250,000	238,835

TOTAL MUNICIPAL BONDS
(Cost $238,717)		238,835

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2012 (Continued)

	Contracts	Value
CALL OPTIONS PURCHASED – 2.10%
Computer and Electronic Product Manufacturing – 2.10%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	275	$1,049,812

TOTAL CALL OPTIONS PURCHASED
(Cost $658,810)		1,049,812

	Shares
SHORT-TERM INVESTMENTS – 2.41%
Money Market Funds – 2.41%
STIT-STIC Prime Portfolio 0.056% (c)	1,205,837	1,205,837

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,205,837)		1,205,837

Total Investments
(Cost $44,634,349) – 101.23%		50,596,919
Liabilities in Excess of Other Assets – (1.23%)		(615,612)
TOTAL NET ASSETS – 100.00%		$49,981,307

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Cayman Islands 2.64%, Canada 1.81%, Luxembourg 1.00%, and Finland 0.99%.
(c)	Variable rate security. The rate listed is as of March 31, 2012.
The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2012

	Shares	Value
COMMON STOCKS – 89.73%
Beverage and Tobacco Product Manufacturing – 2.52%
PepsiCo, Inc.	19,000	$1,260,650

Chemical Manufacturing – 8.06%
Abbott Laboratories	24,000	1,470,960
Air Products & Chemicals, Inc.	10,000	918,000
Johnson & Johnson	18,000	1,187,280
Teva Pharmaceutical Industries Ltd. – ADR	10,000	450,600
		4,026,840
Computer and Electronic Product Manufacturing – 12.20%
Apple, Inc. (a)	4,000	2,397,880
Cisco Systems, Inc.	57,000	1,205,550
ION Geophysical Corporation (a)	140,000	903,000
Microchip Technology, Inc.	30,000	1,116,000
Qualcomm, Inc.	7,000	476,140
		6,098,570
Couriers and Messengers – 2.42%
United Parcel Service, Inc. – Class B	15,000	1,210,800

Credit Intermediation and Related Activities – 6.48%
Citigroup, Inc.	16,000	584,800
Discover Financial Services	28,000	933,520
JPMorgan Chase & Company	22,000	1,011,560
Visa, Inc. – Class A	6,000	708,000
		3,237,880
Electrical Equipment, Appliance, and
Component Manufacturing – 2.50%
Emerson Electric Company	24,000	1,252,320

Food Services and Drinking Places – 1.96%
McDonald’s Corporation	10,000	981,000

Health and Personal Care Stores – 3.14%
Express Scripts, Inc. (a)	29,000	1,571,220

Insurance Carriers and Related Activities – 4.82%
Old Republic International Corporation	106,000	1,118,300
WellPoint, Inc.	17,500	1,291,500
		2,409,800

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2012 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Machinery Manufacturing – 3.65%
General Electric Company	91,000	$1,826,370

Merchant Wholesalers, Nondurable Goods – 3.81%
The Procter & Gamble Company	19,000	1,276,990
Universal Corporation	13,500	629,100
		1,906,090
Miscellaneous Manufacturing – 1.96%
3M Company	11,000	981,310

Oil and Gas Extraction – 0.74%
ATP Oil & Gas Corporation (a)	50,000	367,500

Other Information Services – 2.57%
Google Inc. (a)	2,000	1,282,480

Petroleum and Coal Products Manufacturing – 8.71%
BP PLC – ADR	33,000	1,485,000
Chevron Corporation	8,000	857,920
ConocoPhillips	17,300	1,314,973
Exxon Mobil Corporation	8,000	693,840
		4,351,733
Pipeline Transportation – 1.89%
TransCanada Corporation (b)	22,000	946,000

Printing and Related Support Activities – 0.70%
Quad/Graphics, Inc.	25,000	347,500

Professional, Scientific, and Technical Services – 2.44%
Global Geophysical Services, Inc. (a)	115,000	1,220,150

Publishing Industries – 4.71%
Microsoft Corporation	45,000	1,451,250
Oracle Corporation	31,000	903,960
		2,355,210
Support Activities for Mining – 2.12%
Ensco PLC – ADR	20,000	1,058,600

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2012 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications – 2.66%
Vodafone Group PLC – ADR	48,000	$1,328,160

Transportation Equipment Manufacturing – 6.35%
General Motors Company (a)	40,000	1,026,000
Johnson Controls, Inc.	40,000	1,299,200
Visteon Corporation (a)	16,000	848,000
		3,173,200
Utilities – 2.02%
Siemens AG – ADR	10,000	1,008,400

Water Transportation – 1.30%
Royal Caribbean Cruises Ltd. (b)	22,000	647,460

TOTAL COMMON STOCKS
(Cost $38,785,405)		44,849,243

PUBLICLY TRADED PARTNERSHIPS – 0.43%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.43%
Fortress Investment Group, LLC – Class A	60,000	213,600

TOTAL PUBLICLY TRADED PARTNERSHIPS
(Cost $279,979)		213,600

PREFERRED SECURITIES – 4.52%
Oil and Gas Extraction – 3.30%
ATP Oil & Gas Corporation, Series B
8.000%	30,000	1,650,000

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.22%
The Goldman Sachs Group, Inc., Series D
4.000% (c)	30,000	609,300

TOTAL PREFERRED SECURITIES
(Cost $1,830,467)		2,259,300

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2012 (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS – 1.89%
Funds, Trusts, and Other Financial Vehicles – 1.89%
iShares Silver Trust (a)	3,000	$94,110
Market Vectors Oil Service (a)	21,000	853,020
		947,130
TOTAL EXCHANGE-TRADED FUNDS
(Cost $902,040)		947,130

	Contracts
CALL OPTIONS PURCHASED – 1.91%
Computer and Electronic
Product Manufacturing – 1.91%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	250	954,375

TOTAL CALL OPTIONS PURCHASED
(Cost $587,534)		954,375

	Shares
SHORT-TERM INVESTMENTS – 1.42%
Money Market Funds – 1.42%
STIT-STIC Prime Portfolio 0.056% (c)	709,150	709,150

TOTAL SHORT-TERM INVESTMENTS
(Cost $709,150)		709,150
Total Investments
(Cost $43,094,575) – 99.90%		49,932,798
Other Assets in Excess of Liabilities – 0.10%		48,853
TOTAL NET ASSETS – 100.00%		$49,981,651

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Canada 1.89%, Liberia 1.30%.
(c)	Variable rate security. The rate listed is as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2012

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$50,596,919	$49,932,798
Cash	11,520	14,880
Dividends and interest receivable	210,281	97,011
Receivable for investments sold	433,919	262,729
Receivable for fund shares sold	7,242	14,935
Prepaid assets	9,267	8,218
Total Assets	51,269,148	50,330,571

Liabilities
Payable for investments purchased	1,198,159	232,705
Payable for fund shares redeemed	—	39,132
Accrued distribution fee	17,284	12,061
Payable to Advisor (a)	26,859	24,963
Administrative & accounting services fee payable (a)	8,703	8,397
Accrued expenses and other liabilities	36,836	31,662
Total Liabilities	1,287,841	348,920
Net Assets	$49,981,307	$49,981,651

Net Assets Consist Of:
Paid in capital	56,424,371	48,624,632
Accumulated net investment income	225,550	129,331
Accumulated net realized loss	(12,631,184)	(5,610,535)
Net unrealized appreciation on investments	5,962,570	6,838,223
Net Assets	$49,981,307	$49,981,651

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,719,240	2,773,213
Net asset value, offering and
redemption price per share	$18.38	$18.02

* Cost of Investments	$44,634,349	$43,094,575

(a)See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2012

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $8,566 and $6,402, respectively)	$814,239	$648,396
Interest	595,156	750
Total Investment Income	1,409,395	649,146
Expenses:
Investment Advisor’s fee (a)	302,077	191,830
Distribution fees	116,183	73,781
Administrative & accounting service fees (a)	92,947	59,024
Legal fees	27,761	14,884
Administration fees	7,812	6,199
Transfer agent fees and expenses	36,135	26,791
Fund accounting fees	31,769	27,121
Registration fees	16,593	14,161
Trustee fees and expenses	18,736	11,259
Audit and tax fees	17,254	10,848
Custody fees	7,937	11,460
Insurance expense	8,928	3,680
Printing and mailing expense	5,846	4,693
Total expenses before waiver	689,978	455,731
Less: Fees waived/reimbursed by Advisor (a)	(109,061)	(42,559)
Net expenses	580,917	413,172
Net Investment Income	828,478	235,974
Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	1,218,047	175,970
Options	—	(95,558)
Net change in unrealized appreciation:
Investments	282,323	3,727,283
Options	366,283	340,775
Net realized and unrealized
gain on investments	1,866,653	4,148,470
Net Increase in Net Assets
Resulting from Operations	$2,695,131	$4,384,444

(a)See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2012	2011
Operations:
Net investment income	$828,478	$759,506
Net realized gain on investments	1,218,047	2,162,222
Net change in unrealized appreciation
on investments and options	648,606	1,276,033
Net increase in net assets
resulting from operations	2,695,131	4,197,761

Dividends And Distributions To Shareholders:
Net investment income	(768,145)	(895,239)
Total dividends and distributions	(768,145)	(895,239)

Capital Share Transactions:
Proceeds from shares sold	9,694,672	4,378,229
Shares issued in reinvestment of dividends	407,831	424,112
Cost of shares redeemed	(6,673,724)	(7,955,658)
Net increase (decrease) in net assets
from capital share transactions	3,428,779	(3,153,317)

Total increase in net assets	5,355,765	149,205

Net Assets:
Beginning of year	44,625,542	44,476,337
End of year*	$49,981,307	$44,625,542

* Including undistributed net
investment income of	$225,550	$166,897

Change In Shares Outstanding:
Shares sold	569,155	256,862
Shares issued in reinvestment of dividends	24,717	24,777
Shares redeemed	(379,277)	(483,555)
Net increase (decrease)	214,595	(201,916)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2012	2011
Operations:
Net investment income	$235,974	$71,140
Net realized gain on investments and options	80,412	1,069,650
Net change in unrealized appreciation
on investments and options	4,068,058	847,003
Net increase in net assets
resulting from operations	4,384,444	1,987,793

Dividends And Distributions To Shareholders:
Net investment income	(105,019)	(120,439)
Total dividends and distributions	(105,019)	(120,439)

Capital Share Transactions:
Proceeds from shares sold	34,448,008	3,808,024
Shares issued in reinvestment of dividends	83,972	57,540
Cost of shares redeemed	(6,151,523)	(3,817,351)
Net increase in net assets
from capital share transactions	28,380,457	48,213

Total increase in net assets	32,659,882	1,915,567

Net Assets:
Beginning of year	17,321,769	15,406,202
End of year*	$49,981,651	$17,321,769

* Including undistributed net
investment income of	$129,331	$1,263

Change In Shares Outstanding:
Shares sold	2,142,329	241,514
Shares issued in reinvestment of dividends	5,332	3,438
Shares redeemed	(360,828)	(236,738)
Net increase	1,786,833	8,214

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

					For the Period
					May 24, 2007*
					through
	For the Years Ended March 31,				March 31,
	2012	2011	2010	2009	2008
Per share operating
performance
(For a share outstanding
throughout the period)
Net asset value,
beginning of period	$17.82	$16.43	$12.72	$17.52	$20.00
Operations:
Net investment income(1)	0.29	0.31	0.33	0.37	0.28
Net realized and
unrealized gain (loss)	0.54	1.44	3.73	(4.80)	(2.55)
Total from
investment operations	0.83	1.75	4.06	(4.43)	(2.27)
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.27)	(0.36)	(0.35)	(0.37)	(0.21)
Total dividends
and distributions	(0.27)	(0.36)	(0.35)	(0.37)	(0.21)
Change in net asset value
for the period	0.56	1.39	3.71	(4.80)	(2.48)
Net asset value,
end of period	$18.38	$17.82	$16.43	$12.72	$17.52
Total return(4)	4.87%	10.76%	32.01%	(25.33)%	(11.44	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

					For the Period
					May 24, 2007*
					through
	For the Years Ended March 31,				March 31,
	2012	2011	2010	2009	2008
Ratios / supplemental data
Net assets,
end of period (000)	$49,981	$44,626	$44,476	$34,754	$55,701
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.48%	1.56%	1.64%	1.57%	1.56	%(3)
After expense
reimbursement and
waivers(5)	1.25%	1.21%	1.10%	1.10%	1.10	%(3)
Ratio of net investment
income to average net assets:
After expense
reimbursement and
waivers(5)	1.78%	1.79%	2.15%	2.19%	1.78	%(3)
Portfolio turnover rate	72%	85%	54%	63%	51	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

					For the Period
					May 24, 2007*
					through
	For the Years Ended March 31,				March 31,
	2012	2011	2010	2009	2008
Per share operating
performance
(For a share outstanding
throughout the period)
Net asset value,
beginning of period	$17.56	$15.75	$11.31	$16.49	$20.00
Operations:
Net investment income(1)	0.08	0.07	0.14	0.10	0.08
Net realized and
unrealized gain (loss)	0.42	1.86	4.45	(5.17)	(3.50)
Total from
investment operations	0.50	1.93	4.59	(5.07)	(3.42)
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.04)	(0.12)	(0.15)	(0.11)	(0.09)
Total dividends
and distributions	(0.04)	(0.12)	(0.15)	(0.11)	(0.09)
Change in net asset value
for the period	0.46	1.81	4.44	(5.18)	(3.51)
Net asset value,
end of period	$18.02	$17.56	$15.75	$11.31	$16.49
Total return(4)	2.88%	12.31%	40.66%	(30.81)%	(17.14	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

					For the Period
					May 24, 2007*
					through
	For the Years Ended March 31,				March 31,
	2012	2011	2010	2009	2008
Ratios / supplemental data
Net assets,
end of period (000)	$49,982	$17,322	$15,406	$10,883	$17,629
Ratio of net expenses
to average net assets:
Before expense
reimbursement and
waivers	1.54%	1.85%	2.18%	2.14%	2.10	%(3)
After expense
reimbursement and
waivers(5)	1.40%	1.35%	1.20%	1.20%	1.20	%(3)
Ratio of net investment
income to average net assets:
After expense
reimbursement and
waivers(5)	0.80%	0.46%	0.98%	0.65%	0.56	%(3)
Portfolio turnover rate	69%	111%	73%	83%	67	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  The Advisor is indirectly owned by SVA Plumb Financial, LLC which in turn is partially owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, publicly-traded partnerships, foreign issued common stocks, preferred securities, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing prices provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security. These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of March 31, 2012, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stocks*	$31,387,481	$—	$—	$31,387,481
Publicly Traded
Partnerships*	284,800	—	—	284,800
Preferred Securities*	1,375,000	—	—	1,375,000
Exchange-Traded Funds*	670,230	—	—	670,230
Convertible Bonds*	—	783,125	—	783,125
Corporate Bonds*	—	12,602,300	—	12,602,300
U.S. Government
Agency Issues	—	999,499	—	999,499
Municipal Bonds	—	238,835	—	238,835
Call Options Purchased*	—	1,049,812	—	1,049,812
Money Market Funds	1,205,837	—	—	1,205,837
Total	$34,923,348	$15,673,571	$—	$50,596,919

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stocks*	$44,849,243	$—	$—	$44,849,243
Publicly Traded Partnerships*	213,600	—	—	213,600
Preferred Securities*	2,259,300	—	—	2,259,300
Exchange-Traded Funds*	947,130	—	—	947,130
Call Options Purchased*	—	954,375	—	954,375
Money Market Funds	709,150	—	—	709,150
Total	$48,978,423	$954,375	$—	$49,932,798

*For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of March 31, 2012, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

policy to consider transfers into or out of any level as of the end of the reporting period.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2012, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended March 31, 2012, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2008.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

For the fiscal year ended March 31, 2012, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Accumulated Net	Accumulated Net
	Investment Income	Realized Loss
Plumb Balanced Fund	$(1,680)	$1,680
Plumb Equity Fund	$(2,887)	$2,887

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return. During the year ended March 31, 2012, the Funds invested in purchased call options in an attempt to achieve increased total returns. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds’ derivative instruments at March 31, 2012 consisted solely of purchased options–equity contracts which are not accounted for as hedging instruments.  The fair value of these derivative instruments are included in “Investments, at value” on the Statements of Assets and Liabilities.  The fair value of purchased options at March 31, 2012 was $1,049,812 for the Plumb Balanced Fund and $954,375 for the Plumb Equity Fund.

The effect of derivative instruments on the Statements of Operations for the fiscal year ended March 31, 2012 is summarized below.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

The Plumb Balanced Fund and the Plumb Equity Fund had realized gains (losses) on purchased options–equity contracts of $0 and $(95,558), respectively, and these gains (losses) are reported within the Statements of Operations as “Net realized gain (loss): Options.”

The Plumb Balanced Fund and the Plumb Equity Fund had changes in unrealized appreciation of purchased options–equity contracts of $366,283 and $340,775, respectively, and this appreciation is reported within the Statements of Operations as “Net change in unrealized appreciation: Options.”

The option contract activity during the fiscal year ended March 31, 2012 was as follows:

	Number of Contracts
	Plumb Balanced Fund	Plumb Equity Fund
Options outstanding,
beginning of year	100	501
Options purchased	175	1,150
Options terminated
in closing transactions	—	(1,401)
Options outstanding, end of year	275	250

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended March 31, 2012, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $116,183 and $73,781, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2012, $17,284 and $12,061 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2012, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended March 31, 2012, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $109,061 and $42,559, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2012 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2013 . . . . . . . $223,649	2013 . . . . . . . $132,191
2014 . . . . . . . $147,474	2014 . . . . . . . $ 77,943
2015 . . . . . . . $109,061	2015 . . . . . . . $ 42,559

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.INVESTMENT TRANSACTIONS

For the year ended March 31, 2012, the aggregate purchases and sales of investment securities (including options), other than short-term investments  were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$37,262,953	$48,463,251
Sales:	$32,799,046	$20,180,664

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2012, the SVA Plumb Trust Company, for the benefit of its customers, owned 46.12% of the Plumb Balanced Fund.  SVA Plumb Trust Company is wholly owned by SVA Plumb Financial, LLC and under common control with the Advisor.  As of March 31, 2012, Charles Schwab Inc., for the benefit of its customers, owned 27.08% and 69.53% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, the SVA Plumb Trust Company may be deemed to control the Plumb Balanced Fund, and Charles Schwab Inc. may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.

7.FEDERAL TAX INFORMATION

As of March 31, 2012 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$6,899,423	$7,465,371
Unrealized depreciation	(949,207)	(706,185)
Net tax unrealized
appreciation on investments	5,950,216	6,759,186
Undistributed ordinary income	237,904	128,940
Other accumulated losses	(12,631,184)	(5,531,107)
Total accumulated gains (losses)	$(6,443,064)	$1,357,019

The tax cost of investments as of March 31, 2012 was $44,646,703 and $43,173,612 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

As of March 31, 2012 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(4,413,186)	$(2,303,236)
March 31, 2018	$(8,217,998)	$(3,175,337)

As of March 31, 2012, the Funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	$ —
Plumb Equity Fund	$ (52,534)

PLUMB FUNDS

Notes to Financial Statements
March 31, 2012 (Continued)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2012 and 2011 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Distributions paid from:
Ordinary Income	$768,145	$895,239
Total Distributions Paid	$768,145	$895,239

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Distributions paid from:
Ordinary Income	$105,019	$120,439
Total Distributions Paid	$105,019	$120,439

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising the Plumb Balanced Fund and the Plumb Equity Fund (the “Funds”), as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Plumb Balanced Fund and Plumb Equity Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 24, 2012

PLUMB FUNDS

Additional Information (Unaudited)

1.ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Independent Directors:

Patrick J. Quinn	Director since	•	Currently retired	2	National
1221 John Q.	May 2007	•	President and		Presto
Hammons Dr.,			Chairman of the		Industries
Madison, WI 53719			Board of Ayres		since May
Birth date:			Associates (professional	2001
September 1949			civil engineering firm),
from April 2000 to
December 2010

Jay Loewi	Director since	•	Chief Executive	2	None
1221 John Q.	May 2007		Officer, QTI Group,
Hammons Dr.,			since November 2007
Madison, WI 53719		•	President, QTI Group
Birth date:			of Companies,
March 1957			since 2002

Jeffrey B. Sauer	Director since	•	Assistant to the	2	None
1221 John Q.	May 2007		Commissioner of
Hammons Dr.,			Western Collegiate
Madison, WI 53719			Hockey Association,
Birth date:			since 2002
March 1943

Interested Directors and Officers:

Thomas G. Plumb(2)	Director, Chairman,	•	President of SVA	2	None
1221 John Q.	President and Chief		Plumb Wealth
Hammons Dr.,	Executive Officer		Management, LLC,
Madison, WI 53719	since May 2007		since March 2011
Birth date:		•	President of SVA
July 1952			Plumb Financial, LLC,
since March 2011
		•	CEO of SVA Plumb
Trust Company,
since March 2011
		•	President of Wisconsin
Capital Management,
LLC, since January 2004
		•	CEO of Plumb Trust
Company from 2001
to February 2011

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director
Timothy R. O’Brien	Chief Financial Officer	•	Principal of SVA Plumb	N/A
1221 John Q.	since May 2007		Wealth Management,
Hammons Dr.,			LLC since March 2011
Madison, WI 53719	Vice President	•	Vice President and
Birth date:	since August 2010		Portfolio Manager for
June 1959			Wisconsin Capital
	Secretary		Management, LLC
	from January		since 2004
2009 to July 2010

Treasurer
from May 2007
to July 2010

Connie M. Redman	Chief Compliance	•	Vice President, Chief	N/A
1221 John Q.	Officer since May 2007		Compliance Officer, and
Hammons Dr.,			Corporate Secretary of
Madison, WI 53719	Secretary		Wisconsin Capital
Birth date:	since August 2010		Management, LLC
February 1966			since March 2008
		•	Vice President, Chief
Compliance Officer, Human
Resources Manager and
Corporate Secretary of
Wisconsin Capital
Management, LLC from
October 2005 to March 2008

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director
Donna M. Baker	Treasurer	•	Operations Manager of	N/A
1221 John Q.	since August 2010		SVA Plumb Trust Company
Hammons Dr.,			since March 2011
Madison, WI 53719	Secretary	•	Chief Financial Officer and
Birth date:	from May 2007 to		Human Resource Manager
March 1964	December 2008		of Wisconsin Capital
Management, LLC, from
June 2010 to February 2011
		•	Controller, HospiceCare, Inc.
from January 2009 to
February 2010
		•	Controller and Human
Resource Manager of
Wisconsin Capital
Management, LLC from
March 2008 to
December 2008
		•	Controller of Wisconsin
Capital Management, LLC
from August 2004 to
March 2008

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS

Additional Information (Unaudited)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	86.18%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends–received deduction for the fiscal year ended March 31, 2012, was as follows:

Plumb Balanced Fund	67.10%
Plumb Equity Fund	100.00%

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.   Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant during the last fiscal year ended March 31, 2012.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/12	FYE 3/31/11
Audit Fees	$22,600	$22,600
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 5,000	$ 4,000
All Other Fees	$ 1,500	$ 1,500

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence in its audit of the Registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/12	FYE 3/31/11
Registrant	$1,500	$1,500
Registrant’s Investment Adviser	$ 0	$ 0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Wisconsin Capital Funds, Inc.

By (Signature and Title)    /s/Thomas G. Plumb
  Thomas G. Plumb, President

Date  May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Thomas G. Plumb
  Thomas G. Plumb, Principal Executive Officer

Date  May 22, 2012

By (Signature and Title)    /s/Timothy R. O’Brien
  Timothy R. O’Brien, Principal Financial Officer

Date  May 22, 2012